Cash and cash equivalents (Details) SFr in Thousands	Dec. 31, 2017 CHF (SFr) € / SFr $ / SFr	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash	SFr 124,377	SFr 152,210	SFr 76,522	SFr 3,306
CHF [Member]
Cash and cash equivalents [Abstract]
Cash	103,272	41,322
EUR [Member]
Cash and cash equivalents [Abstract]
Cash	SFr 3,658	6,727
Translation rate into CHF | € / SFr	1.169
USD [Member]
Cash and cash equivalents [Abstract]
Cash	SFr 17,447	SFr 104,161
Translation rate into CHF | $ / SFr	0.976